Segment Information - Summary of Non-current Assets by Country (Details) - Property Plant And Equipment And Right Of Use Assets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Operating Segments [Line Items]
Non-current assets	$ 339,754	$ 448,679
Sweden
Disclosure Of Operating Segments [Line Items]
Non-current assets	114,764	120,864
China
Disclosure Of Operating Segments [Line Items]
Non-current assets	103,791	123,542
US
Disclosure Of Operating Segments [Line Items]
Non-current assets	88,983	102,883
The Netherlands
Disclosure Of Operating Segments [Line Items]
Non-current assets	29,349	29,218
Singapore
Disclosure Of Operating Segments [Line Items]
Non-current assets	804	26,115
UK
Disclosure Of Operating Segments [Line Items]
Non-current assets	424	44,413
Other
Disclosure Of Operating Segments [Line Items]
Non-current assets	$ 1,639	$ 1,644